UTILITY PLANT AND JOINTLY-OWNED FACILITES (Utility Plant in Service by Company and Major Class) (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Plant in Service:
Total Plant in Service	$ 5,225,923,000	$ 5,175,148,000	$ 4,467,667,000
Utility Plant under Capital Leases		667,000,000	638,000,000
Electricity Generation Plant, Non-Nuclear [Member]
Plant in Service:
Total Plant in Service		2,388,000,000	1,889,000,000
Electric Transmission Plant [Member]
Plant in Service:
Total Plant in Service		898,000,000	825,000,000
Electric Distribution Plant [Member]
Plant in Service:
Total Plant in Service		1,398,000,000	1,298,000,000
General Plant [Member]
Plant in Service:
Total Plant in Service		338,000,000	312,000,000
Software Costs [Member]
Plant in Service:
Total Plant in Service		149,000,000	141,000,000
Electric Plant Held for Future Use [Member]
Plant in Service:
Total Plant in Service		$ 4,000,000	$ 3,000,000